Dividends to shareholders (Tables)	12 Months Ended
Dec. 31, 2022
Dividends to shareholders
Summary of dividends to shareholders

	2022	2021	2020	2022	2021	2020
	Per share	Per share	Per share	$m	$m	$m
Second interim (March 2022)	$1.97	$1.90	$1.90	3,046	2,490	2,489
First interim (September 2022)	$0.93	$0.90	$0.90	1,440	1,392	1,180
Total	$2.90	$2.80	$2.80	4,486	3,882	3,669

Reconciliation of dividends paid

	2022	2021	2020
	$m	$m	$m
Dividends charged to equity	4,486	3,882	3,669
Exchange losses on payment of dividend	5	3	4
Hedge contracts relating to payment of dividends (cash flow statement)	(127)	(29)	(101)
Dividends paid (cash flow statement)	4,364	3,856	3,572